Lease Arrangements - Right of Use Assets - Carrying Amounts and Depreciation Charge (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	$ 594,953		$ 727,866
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	594,953		$ 727,866
Depreciation charge for right-of-use assets	$ 132,913	$ 135,247